AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 22, 1998

                                                               FILE NO. 33-91914
                                                                        811-7632

                         SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549

                                      FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 8  /X/

                                       AND/OR

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 14  /X/

                         GLENBROOK LIFE AND ANNUITY COMPANY
                              VARIABLE ANNUITY ACCOUNT
                             (Exact Name of Registrant)

                         GLENBROOK LIFE AND ANNUITY COMPANY
                                (Name of Depositor)

                                 MICHAEL J. VELOTTA
                   VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         GLENBROOK LIFE AND ANNUITY COMPANY
                                 3100 SANDERS ROAD
                             NORTHBROOK, ILLINOIS 60062
                                    847/402-2400
                  (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

COPIES TO:

RICHARD T. CHOI, ESQUIRE                               TERRY R. YOUNG, ESQUIRE
FREEDMAN, LEVY, KROLL & SIMONDS                        ALLSTATE LIFE FINANCIAL
1050 CONNECTICUT AVENUE, N.W.                          SERVICES, INC.
SUITE 825                                              3100 SANDERS ROAD
WASHINGTON, D.C. 20036-5366                            NORTHBROOK, IL 60062

              Approximate date of proposed public offering: Continuous

               IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                              (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on January 10, 1999 pursuant to paragraph (b) of Rule 485 / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

                      IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Glenbrook Life and Annuity Company Variable Annuity Account under deferred variable annuity contracts.

                                      NOTE

Glenbrook Life and Annuity Company and its separate account, Glenbrook Life and Annuity Company Variable Annuity Account, are filing this amendment solely for the purpose of designating a new effective date for post-effective amendment no. 7 to the registration statement (file no. 33-91914)("Registration Statement") filed on December 11, 1998. This amendment does not amend or delete any part of the Registration Statement, except as specifically noted herein.

                                     SIGNATURES

As required by the Securities Act of 1933 ("Securities Act") and the Investment Company Act of 1940, the Registrant, Glenbrook Life and Annuity Company Variable Annuity Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, in the village of Northfield, and State of Illinois on the 22nd day of December, 1998.

            GLENBROOK LIFE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT
                                    (REGISTRANT)

                      BY:   GLENBROOK LIFE AND ANNUITY COMPANY
                                    (DEPOSITOR)

(SEAL)
Attest:/s/BRENDA D. SNEED                 By:  /s/MICHAEL J. VELOTTA
       --------------------------              -------------------------
       Brenda D. Sneed                         Michael J. Velotta
       Assistant Secretary and                 Vice President, Secretary
       Assistant General Counsel               and General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 22nd day of December, 1998.

*/LOUIS G. LOWER, II          Chairman of the Board of Directors and
--------------------          Chief Executive Officer
Louis G. Lower, II            (Principal Executive Officer)

/s/MICHAEL J. VELOTTA         Vice President, Secretary,
---------------------         General Counsel and Director
Michael J. Velotta

*/PETER H. HECKMAN            President, Chief Operating Officer
--------------------          and Director
Peter H. Heckman

*/JOHN R. HUNTER              Director
--------------------
John R. Hunter

*/KEVIN R. SLAWIN             Vice President
--------------------          (Principal Financial Officer)
Kevin R. Slawin

*/MARLA G. FRIEDMAN           Vice President
--------------------
Marla G. Friedman

*/G. CRAIG WHITEHEAD          Senior Vice President and Director
--------------------
G. Craig Whitehead

*/JAMES P. ZILS               Treasurer
--------------------
James P. Zils

*/CASEY J. SYLLA              Chief Investment Officer
---------------------
Casey J. Sylla

*/KEITH A. HAUSCHILDT         Assistant Vice President and Controller
---------------------         (Principal Accounting Officer)
Keith A. Hauschildt

*/ By Michael J. Velotta, pursuant to Power of Attorney, previously filed.